EQUITY (Share capital Narrative) (Details) - shares	Jan. 03, 2021	Dec. 29, 2019
Disclosure of classes of share capital [line items]
Shares issued (in shares)	198,407,222	199,012,156
Shares outstanding (in shares)	198,407,222	199,012,156
Number of shares in entity held by entity or by its subsidiaries or associates	2,897	9,206
First Preference Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0
Second Preferences Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0